Shareholders’ Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 20 – SHAREHOLDERS’ EQUITY

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC laws totaled $1,072,895 and $1,066,554 as of December 31, 2023 and 2022, respectively.

Common Shares

ReTo was established on August 7, 2015 under the laws of the British Virgin Islands initially with 200,000,000 common shares authorized at $0.001 par value.

Share Combinations

On May 9, 2023, the Company implemented a combination of its authorized, issued and outstanding common shares at a ratio of 10-for-1 so that every 10 shares (or part thereof) authorized and issued were combined into one share (with the fractional shares rounding up to the next whole share) (the “2023 Share Combination”). The Company’s common shares began trading on a post share combination basis on May 12, 2023. As a result of the 2023 Share Combination, the Company’s authorized shares were changed from 200,000,000 common shares, par value $0.001 per share, to 20,000,000 common shares, par value $0.01 per share.

On July 31, 2023, the Company’s board of directors approved a change of the maximum number of shares that the Company is authorized to issue from 20,000,000 shares of a single class each with a par value of US$0.01 to an unlimited number of shares of a single class each with a par value of US$0.01, effective July 31, 2023.

On February 1, 2024, the Company’s board of directors approved another combination of common shares on a ten-to-one basis (the “2024 Share Combination”). The Company’s common shares began trading on a post combination basis on March 1, 2024. As a result of the 2024 Share Combination, each ten ) pre-combination common shares of the Company were automatically combined into one common share without any action on the part of the holders, with par value of the common shares of the Company changed from $0.01 per share to $0.1 per share.

The share number and share-related data in the financial statements have been adjusted to reflect the two share combinations.

As of December 31, 2023 and 2022, 1,205,188 and 433,989 common shares were issued and outstanding.

Equity Grants

Pursuant to the Company’s 2018 Share Incentive Plan, on January 22, 2020, the Company’s board of directors approved the issuance of an aggregate of 6,850 common shares of the Company with a fair value of $650,750 based on the Company’s share price of $95 per share on the grant date, as share-based compensation to its directors and executive officers in exchange for their services for the period from January 1, 2020 to December 31, 2021. For the years ended December 31, 2023, 2022 and 2021, the Company recognized share-based compensation expenses of nil, nil and $325,375, respectively.

In addition, on February 3, 2020, the Company’s board of directors further approved the issuance of 2,900 common shares of the Company with a fair value of $333,500 based on the Company’s share price of $115 per share on the grant date, to certain employees and one officer, in exchange for their services during the period from January 1, 2020 to December 31, 2021. For the years ended December 31, 2023, 2022 and 2021, the Company recognized share-based compensation expenses of nil, nil and $166,750, respectively.

On April 22, 2022, the Company’s board of directors approved the issuance of an aggregate of 10,250 common shares to its employees for their services under the 2018 Share Incentive Plan; and also approved the issuance of an aggregate of 30,000 common shares to its employees, officers and directors for their services under the 2021 Share Incentive Plan, both of which were registered under the registration statement on Form S-8 which was filed with the SEC on April 26, 2022. The Company issued an aggregate of 40,250 Common shares between May 9, 2022 and June 4, 2022 and recognized share-based compensation expenses of $3,296,475 related to the issuance.

On March 8, 2023, the Company’s board of directors approved the issuance of an aggregate of 50,000 common shares to its employees, officers and directors for their services under the 2022 Share Incentive Plan. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $2,100,000.

Issuances for Consulting Services

In April 2021, the Company entered into a consulting service agreement with Geniusland International Capital Ltd., (“Geniusland”) Pursuant to the agreement, Geniusland will assist the Company with strategic initiatives over the service period between January 23, 2021 to January 24, 2024. For the first-year service, the Company issued 10,000 common shares valued at $1,330,000 based on fair market price of the Company’s common shares, at $133 per share on April 9, 2021. In January 2022, the Company revised the consulting service agreement with Geniusland. Pursuant to the new agreement, the service will cease on March 28, 2022. For the service provided between December 29, 2021 to March 28, 2022. The Company issued 5,000 common shares valued at $735,000 based on fair market price of the Company’s common shares, at $147 per share on January 3, 2022. Share-based compensation is amortized over the service period. For the years ended December 31, 2023, 2022 and 2021, the Company recognized share-based compensation expenses of $nil, $735,000 and $1,330,000, respectively.

On February 27, 2023, the Company entered into a consulting service agreement with Express Transportation Ltd. (“ETL”). Pursuant to the agreement, ETL has agreed to provide feasibility, analysis and risk management services on investment project in mainland China in exchange for 20,000 common shares, which were issued on March 8, 2023. Share-based compensation is amortized over the service period. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $840,000.

On February 27, 2023, the Company entered into a consulting service agreement with Maxleed Investment Holding Ltd. (“MIHL”). Pursuant to the agreement, MIHL has agreed to provide strategy, due diligence, business expansion and optimization services in exchange for 20,000 common shares, which were issued on March 8, 2023. Share-based compensation is amortized over the service period. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $840,000.

On September 25, 2023, the Company entered into a consulting service agreement with SevenBull, Inc. (“SevenBull”), pursuant to which the Company agreed to issue 200,000 common shares of the Company to the consulting firm, as consideration for its business consulting services. The Company issued 200,000 common shares valued at $1,130,000 based on fair market price of the Company’s common shares, at $5.66 per share on October 3, 2023. For the year ended December31, 2023, the Company recognized share-based compensation expenses of $1,130,000.

On May 11, 2021, the Company issued 750 common Shares to Yorkville Advisors Global LP for services rendered in connection with Company’s corporate strategy on the Nasdaq Stock Market. For the year ended December 31, 2021, the Company recognized share-based compensation expenses of $84,637 based on a price of $112.85 per share.

Acquisition of REIT Mingde

On December 27, 2021, the Company entered into an acquisition agreement to acquire 100% equity interest in REIT Mingde and its subsidiaries from two unrelated parties for a consideration of $1,569,000 (or RMB 10 million). REIT Mingde, through its subsidiaries, is primarily engaged in providing roadside assistance services and software development services. The acquisition was completed on December 28, 2021. In lieu of cash consideration of RMB 10 million, the Company issued an aggregate of 25,800 common shares to the sellers, based on a price of $61 per share and the exchange rate of USD to RMB of 6.39 on February 22, 2022.

Financing

On May 25, 2022, the Company issued 59,700 common shares to Hainan Tashanshi Digital Information Co. Ltd. at $60 per share for aggregate gross proceeds of $3,582,000.

On May 18, 2023, the Company entered into a securities purchase agreement. Pursuant to the agreement, the Company issued 200,000 common shares at $33 per share for aggregate gross proceeds of $6,600,000, which were issued on May 25, 2023.

Conversion of Convertible Debentures

During the year ended December 31, 2023, the Company issued an aggregate of 279,660 common shares for conversion of the $4,111,082 convertible debentures based on the conversion price ranging from $8.71 to $29.2 (see Note 13).

During the year ended December 31, 2022, the Company issued an aggregate of 13,589 common shares for conversion of $1,799,314 convertible debentures based on the conversion price ranging from $34.39 to $140.14 (see Note 13).

During the year ended December 31, 2021, the Company issued an aggregate of 37,550 common shares for conversion of $1,414,637 convertible debentures based on the conversion price ranging from $74.88 to $110.82 (see Note 13).

Purchase of Non-controlling Interest in Xinyi REIT

On April 8, 2022, the Company signed an agreement with the minority shareholder of Xinyi REIT. Pursuant to the agreement, the Company agreed to purchase the minority shareholder’s 30% equity interest in Xinyi REIT for an aggregate consideration of RMB18 million which is payable in four installments of RMB 4 million, RMB 4 million, RMB 5 million, and RMB 5 million by the end of April 2022, June 2022, September 2022, and December 2022, respectively. The Company paid RMB 13 million (approximately $1.9 million) as of December 31, 2022. As of December 31, 2022, the balance amounted to RMB 5 million (approximately $0.7 million). The Company fully paid RMB 5 million (approximately $0.7 million) in 2023.

Non-controlling Shareholder Contribution

On April 6, 2022, Hainan Shi Yuan Tong Da Ye Feng Private Equity Partnership (Limited Partnership) signed an investment agreement with REIT Mingde to invest RMB 5 million (approximately $0.8 million) into REIT Mingde’s then subsidiary Hainan Fangyuyuan in exchange for 10% equity interest.